DIRECTORS LOAN (Details 2) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
DIRECTORS LOAN
Interest on loan	$ 25,205	$ 25,205	$ 75,342	$ 74,342
Amortization of transaction costs	8,232	28,775	33,696	113,458
Total	$ 33,437	$ 53,980	$ 109,038	$ 187,800